Credit risk exposure and allowances - Allowances, Financial Assets (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of impairment loss and reversal of impairment loss [line items]
Financial assets	$ 15,350,501,149	$ 11,753,183,986
Credits recovered	89,577,386	78,055,496
Allowances for ECL | Financial Assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Financial assets	258,080,214	211,417,546	$ 279,340,372
New financial assets originated	282,908,660	301,310,311
Repayments	(126,012,689)	(227,702,377)
Write-offs	(52,191,971)	(58,348,740)
Foreign exchange	2,413,102	24,109,792
Inflation adjustment	(163,386,750)	(298,636,654)
Allowances for ECL | Financial Assets | Transfers from Stage 1 to Stage 2
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of financial assets:	31,801,620	66,158,968
Allowances for ECL | Financial Assets | Transfers from Stage 2 to Stage 1
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of financial assets:	(12,511,872)	(30,762,566)
Allowances for ECL | Financial Assets | Transfers from Stage 1 or 2 to Stage 3
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of financial assets:	74,915,095	63,630,543
Allowances for ECL | Financial Assets | Transfers from Stage 3 to Stage 1 or 2
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of financial assets:	(8,906,906)	(16,405,809)
Allowances for ECL | Financial Assets | Changes without transfers between Stages
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of financial assets:	17,634,379	108,723,706
Allowances for ECL | Financial Assets | Stage 1 and Stage 3
Disclosure of impairment loss and reversal of impairment loss [line items]
Financial assets	55,376,957	40,349,027	46,335,924
New financial assets originated	97,090,358	176,176,225
Repayments	(55,646,807)	(152,844,477)
Write-offs	0	0
Foreign exchange	1,577,358	18,397,094
Inflation adjustment	(24,816,666)	(48,426,684)
Allowances for ECL | Financial Assets | Stage 1 and Stage 3 | Transfers from Stage 1 to Stage 2
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of financial assets:	(16,124,291)	(22,774,025)
Allowances for ECL | Financial Assets | Stage 1 and Stage 3 | Transfers from Stage 2 to Stage 1
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of financial assets:	5,250,908	10,020,586
Allowances for ECL | Financial Assets | Stage 1 and Stage 3 | Transfers from Stage 1 or 2 to Stage 3
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of financial assets:	(1,261,890)	(1,220,560)
Allowances for ECL | Financial Assets | Stage 1 and Stage 3 | Transfers from Stage 3 to Stage 1 or 2
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of financial assets:	109,116	376,690
Allowances for ECL | Financial Assets | Stage 1 and Stage 3 | Changes without transfers between Stages
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of financial assets:	8,849,844	14,308,254
Allowances for ECL | Financial Assets | Stage 1 and Stage 3 | Credit risk exposure (collectively assessed)
Disclosure of impairment loss and reversal of impairment loss [line items]
Financial assets	78,959,966	49,314,954	61,356,726
New financial assets originated	12,099,402	10,347,983
Repayments	(19,593,514)	(19,509,676)
Write-offs	(50,406,351)	(56,211,057)
Foreign exchange	5,353	20,269
Inflation adjustment	(35,938,448)	(73,404,713)
Allowances for ECL | Financial Assets | Stage 1 and Stage 3 | Credit risk exposure (collectively assessed) | Transfers from Stage 1 to Stage 2
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of financial assets:	0	0
Allowances for ECL | Financial Assets | Stage 1 and Stage 3 | Credit risk exposure (collectively assessed) | Transfers from Stage 2 to Stage 1
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of financial assets:	0	0
Allowances for ECL | Financial Assets | Stage 1 and Stage 3 | Credit risk exposure (collectively assessed) | Transfers from Stage 1 or 2 to Stage 3
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of financial assets:	102,528,347	108,913,847
Allowances for ECL | Financial Assets | Stage 1 and Stage 3 | Credit risk exposure (collectively assessed) | Transfers from Stage 3 to Stage 1 or 2
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of financial assets:	(9,484,619)	(14,913,737)
Allowances for ECL | Financial Assets | Stage 1 and Stage 3 | Credit risk exposure (collectively assessed) | Changes without transfers between Stages
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of financial assets:	30,434,842	32,715,312
Allowances for ECL | Financial Assets | Stage 1 and Stage 3 | Credit risk exposure (individually assessed)
Disclosure of impairment loss and reversal of impairment loss [line items]
Financial assets	3,905,668	5,980,333	7,581,630
New financial assets originated	236,944	2,803,528
Repayments	(468,675)	(4,297,979)
Write-offs	(1,785,614)	(2,137,681)
Foreign exchange	663,655	4,587,074
Inflation adjustment	(3,545,748)	(7,113,151)
Allowances for ECL | Financial Assets | Stage 1 and Stage 3 | Credit risk exposure (individually assessed) | Transfers from Stage 1 to Stage 2
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of financial assets:	0	0
Allowances for ECL | Financial Assets | Stage 1 and Stage 3 | Credit risk exposure (individually assessed) | Transfers from Stage 2 to Stage 1
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of financial assets:	0	0
Allowances for ECL | Financial Assets | Stage 1 and Stage 3 | Credit risk exposure (individually assessed) | Transfers from Stage 1 or 2 to Stage 3
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of financial assets:	2,829	3,222,910
Allowances for ECL | Financial Assets | Stage 1 and Stage 3 | Credit risk exposure (individually assessed) | Transfers from Stage 3 to Stage 1 or 2
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of financial assets:	(100,109)	(2,760,528)
Allowances for ECL | Financial Assets | Stage 1 and Stage 3 | Credit risk exposure (individually assessed) | Changes without transfers between Stages
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of financial assets:	2,922,053	4,094,530
Allowances for ECL | Financial Assets | Stage 2 | Credit risk exposure (collectively assessed)
Disclosure of impairment loss and reversal of impairment loss [line items]
Financial assets	118,829,185	115,542,361	163,250,849
New financial assets originated	173,353,583	110,014,971
Repayments	(50,138,632)	(49,123,387)
Write-offs	(6)	(2)
Foreign exchange	126,854	721,777
Inflation adjustment	(98,908,242)	(168,971,538)
Allowances for ECL | Financial Assets | Stage 2 | Credit risk exposure (collectively assessed) | Transfers from Stage 1 to Stage 2
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of financial assets:	47,578,081	88,932,978
Allowances for ECL | Financial Assets | Stage 2 | Credit risk exposure (collectively assessed) | Transfers from Stage 2 to Stage 1
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of financial assets:	(17,717,381)	(40,738,217)
Allowances for ECL | Financial Assets | Stage 2 | Credit risk exposure (collectively assessed) | Transfers from Stage 1 or 2 to Stage 3
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of financial assets:	(26,350,084)	(47,120,627)
Allowances for ECL | Financial Assets | Stage 2 | Credit risk exposure (collectively assessed) | Transfers from Stage 3 to Stage 1 or 2
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of financial assets:	568,706	928,296
Allowances for ECL | Financial Assets | Stage 2 | Credit risk exposure (collectively assessed) | Changes without transfers between Stages
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of financial assets:	(25,226,055)	57,647,261
Allowances for ECL | Financial Assets | Stage 2 | Credit risk exposure (individually assessed)
Disclosure of impairment loss and reversal of impairment loss [line items]
Financial assets	1,008,438	230,871	$ 815,243
New financial assets originated	128,373	1,967,604
Repayments	(165,061)	(1,926,858)
Write-offs	0	0
Foreign exchange	39,882	383,578
Inflation adjustment	(177,646)	(720,568)
Allowances for ECL | Financial Assets | Stage 2 | Credit risk exposure (individually assessed) | Transfers from Stage 1 to Stage 2
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of financial assets:	347,830	15
Allowances for ECL | Financial Assets | Stage 2 | Credit risk exposure (individually assessed) | Transfers from Stage 2 to Stage 1
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of financial assets:	(45,399)	(44,935)
Allowances for ECL | Financial Assets | Stage 2 | Credit risk exposure (individually assessed) | Transfers from Stage 1 or 2 to Stage 3
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of financial assets:	(4,107)	(165,027)
Allowances for ECL | Financial Assets | Stage 2 | Credit risk exposure (individually assessed) | Transfers from Stage 3 to Stage 1 or 2
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of financial assets:	0	(36,530)
Allowances for ECL | Financial Assets | Stage 2 | Credit risk exposure (individually assessed) | Changes without transfers between Stages
Disclosure of impairment loss and reversal of impairment loss [line items]
Transfers of financial assets:	$ 653,695	$ (41,651)